Fair Value Measurements - Additional Information (Detail)	Mar. 31, 2023	Mar. 31, 2022
Foreign bonds [Member] | Japanese bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	30.00%	26.00%
Foreign bonds [Member] | US European and other bonds [Member]
Statement [Line Items]
Percentage of total investment in bonds	70.00%	74.00%
Other equity securities [Member] | Listed stocks on the Japanese stock markets [Member]
Statement [Line Items]
Percentage of total investment in stocks	86.00%	85.00%